Balances and transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balances And Transactions With Related Parties
Social benefits	R$ 5,787	R$ 9,147